3. Property and Equipment, Net (Sept. 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 17,661	$ 16,574	$ 51,527	$ 49,637	$ 66,331	$ 64,458